THE MALLARD FUND, INC.
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222


FINANCIAL STATEMENTS
September 30, 1998


Directors

William S. Dietrich II
Jennings R. Lambeth
Evans Rose, Jr.
Thomas Marshall

Officers

William S. Dietrich II
President and Chief Investment Officer

Richard F. Berdik
Secretary and Treasurer


Legal Counsel

Kirkpatrick & Lockhart LLP

Independent Auditors









THE MALLARD FUND, INC.
Investments / September 30, 1998 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
_______________________________________________________________________________

						Shares			Value
MUTUAL FUNDS - 56.2%

American Funds - EuroPacfic Growth Fund		             274,802			$6,845,322
Emerging Markets Growth Fund, Inc.  #		               332,466			11,958,792
Morgan Stanley Emerging Markets Portfolio           1,200,169	  10,129,428
Templeton Institutional Emerging Markets Fund       1,444,087		  9,891,998
Tweedy Browne American Value Fund	                    373,130	   7,567,081
Tweedy Browne Global Value Fund		                     668,160			10,456,706

	TOTAL MUTUAL FUNDS (COST $89,545,432)			                     	$56,849,327

LIMITED PARTNERSHIPS - 55.7%  #

Bain Capital Fund VI, L.P. 1							                            300,000
BC European Capital 	 1							                                  27,086
Blackstone Capital Partners III, L.P.		 				                   672,277
Brookside Capital Partners							                              496,793
Bulldog Capital Partners Limited Partnership 					           2,711,515
Delphi Ventures IV, L.P.							                                934,884
Dorchester Partners, L.P.							                             2,695,717
Doughty Hanson & Co. III, L.P.							                          243,722
Everest Capital Frontier, L.P.							                        3,307,099
Feirstein Partners, L.P.							                              6,602,850
Forum Capital Partners							                                1,031,504
Highfields Capital Ltd.							                               5,000,000
J.H. Whitney Mezzanine Fund							                             240,000
J.W. Childs Equity Partners II, L.P.				             		         76,001
Lone Redwood, L.P.								                                   3,249,172
Maverick Fund USA, Ltd.							                               6,511,709
Millgate Partners, L.P.							                               1,880,785
Mt. Everest QP Fund, L.P.							                             1,843,964
Oppenheimer Emerging Markets, L.P.						                       734,314
Oracle Partners, L.P.								                                3,405,100
Peak Investments, L.P. 							                               2,014,821
Recap Partners, L.P.								                                 2,202,674
Sankaty High Yield Partners, L.P. 1						                      666,800
Sevin Rosen Fund VI, L.P.  1							                             90,157
Spinnaker Technology Fund, L.P.						                        4,025,700
Summit Ventures V, L.P.							                                 431,549
The Varde Fund IV-A, L.P.							                             3,016,201
Tontine Partners, L.P. 							                               1,652,710
Whitney Equity Partners III, L.P.							                       241,505

	TOTAL LIMITED PARTNERSHIPS (COST $60,673,730)			           56,306,609

FUND OF FUNDS -- 1.6 %

Knightsbridge Integrated Holdings III-Limited  #
	(COST $1,562,070)	             			3,000			                  1,637,340

TOTAL INVESTMENTS  (COST $151,781,232)*  --  113.5%	        114,793,276

OTHER ASSETS AND LIABILITIES, NET  --  (13.5)%		         		(13,633,673)

NET ASSETS  -  100.00%						                 $101,159,603

*  Cost for federal income tax purposes is $142,562,440.   At September 30,
 1998, net unrealized depreciation was $27,769,164.

#  See Note 7.

1. The valuations for Bain Capital and BC European Capital were not available at 9/30/98. These investments are valued at cost.

2. The valuations for Sankaty High Yield Partners and Sevin Rosen Fund VI are estimates as of 9/30/98. Final valuations were not available, however the Fund's management is unaware of any significant factors which would materially affect the estimated value.



The Mallard Fund, Inc.

Statement of Assets and Liabilities
as of 9/30/98
(Unaudited)



Assets:

	Cash	                                                            $2,234
	Investments, at value (Cost $151,781,232) (Note 2)	         114,793,276

	Total Assets                                               	114,795,510



Liabilities:

	Bank loan                                                   	13,086,188
	Accrued advisory fees                                          	144,101
	Other accrued expenses                                    	  	  405,618

	Total Liabilities	                                           	13,635,907

	Commitments (Note 7)

	Net Assets	                                               	$ 101,159,603


Net assets:

	Common Stock, $0.001 par value
	     Authorized 100,000,000 shares; 8,312,636 shares
	     issued and outstanding                                $      8,313
	Paid-in capital	                                            143,208,217
	Accumulated net investment loss                               (491,438)
Accumulated net realized loss on investments                	(4,577,533)
	Net unrealized depreciation on investments	               	(36,987,956)


	Net Assets	                                               $ 101,159,603


Net Asset Value Per Share
	($101,159,603 / 8,312,636 shares of common stock)              $12.17









	The Mallard Fund, Inc.

	Statement of Operations
	For the Period April 1, 1998 through September 30, 1998
	(Unaudited)


INVESTMENT INCOME

Income:

          Interest Income						                 	  $         6,449
          Dividend Income 	                               	532,943

	      Total Income	                                      	539,392

Expenses:

	Investment advisory fee (Note 4)	                        	180,000
	Administration fee (Note 4)		                              39,057
	Custodian fees (Note 4)		                                   4,893
	Legal fees		                                              122,755
	Audit fees		                                               11,632
	Directors fees and expenses                              		10,685
	Insurance	                                                 	1,392
	Interest on bank loan		                                   644,950
	Miscellaneous expenses  		                                 15,466


	      Total Expenses      	        	                     1,030,830

NET INVESTMENT LOSS	                                     	(491,438)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

	Net realized loss on investments during the period	          	(4,577,533)
	Net unrealized depreciation of investments during the period	(33,007,336)

	    Net realized and unrealized loss on investments     	  (37,584,869)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      	$(38,076,307)











The Mallard Fund, Inc.

Statement of Changes in Net Assets
For the Period April 1, 1998 through September 30, 1998
(Unaudited)



INCREASE (DECREASE) IN NET ASSETS:

Operations:

	Net investment loss                                  	$    (491,438)
	Net realized loss on investments                         (4,577,533
	Net increase in unrealized depreciation of investment   (33,007,336)

	Net decrease in net assets resulting from operations    (38,076,307)

NET ASSETS:

Beginning of period   	                                  	139,235,910

End of period                          	                $ 101,159,603






















Financial Highlights

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.  It should be read in conjunction with the financial statements and notes thereto.  Per share information has been determined based on weighted average shares outstanding.
                      							       For the Period    	For the Period
                                   May 30, 1997+ to     April 1, 1998 to
                                     March 31, 1998     September 30, 1998
Net Asset Value - Beginning of Period		$ 19.97**		       $ 16.75

Investment Operations:

	Net investment income....                 .97	            (.06)
	Net realized and unrealized loss on
		investments ..........................		(.59) 	         (4.52)
	Total from investment operations......		  .38  	         (4.58)

Distributions:

	From net investment income ....  ..	     (0.97)	           		0
	In excess of net investment income..     (0.05)           			0
	In excess of capital gain .........	     (0.54)           			0
	Return of capital ...                    (2.04)           			0
	Total distributions ..                  ($3.60)           			0

Net Asset Value - End of Period...   		 	$ 16.75 		       $ 12.17

Total Return (a).................. 	      	0.85%		        (26.73%)
Ratios (to average net assets)/Supplemental
      		Expenses (excludes loan interest
                  expenses)........        1.06%		         .76%*
       	Net investment income......	       5.05%  	       (.97%)*
		Portfolio turnover rate .........	      28.87% 		       9.03%
		Net assets at end of period
        (000 omitted)........           $139,236   		    $101,160

Number of shares outstanding at end of
	period ..................            	8,312,616        8,312,616
Amount of bank loans outstanding at end
	of the period (000 omitted)............	$24,170      	   $13,086
Average amount of bank loans outstanding
	during the period (000 omitted)........	$17,713          $15,092
Amount of maximum month-end bank loans
	during the period (000 omitted)........	$24,170        	 $16,099
Average amount of bank loans per share
	during the period.....................		  $2.13  	         $1.82
Weighted average interest rate of bank loans
	during the period.......................		6.04%           	6.01%

*   Annualized
** Initial public offering price of $20.00 per share less offering expenses of $0.03 per share.
+  Commencement of Operations
(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are not currently sold to the public. Total return assumes reinvestment of dividends at the most recent quarterly net asset value.
The accompanying notes are an integral part of the financial statements.




The Mallard Fund, Inc.

Statement of Cash Flows
For the Period April 1, 1998 through September 30, 1998
(Unaudited)


INCREASE IN CASH FROM:

Operating Activities

Net decrease in net assets resulting from operations ......	  ($38,076,307)

Adjustments:
	Increase in accrued advisory expenses ...................         26,202
	Increase in accrued other expenses .....................	        272,177

Net realized and unrealized loss on investments............	    37,584,869

Net decrease in cash from operating activities .............     (193,059)

Investing Activities
	Purchases of portfolio investments ........................	 (24,008,683)
	Proceeds from disposition of portfolio investments .......	   29,398,458

Net increase in cash from investing activities ...........	     5,389,775

Financing Activities
	 Decrease in Bank loan ......................... ..........	 (11,084,259)

Net decrease in cash ......................................	   (5,887,543)
Cash at beginning of year ................................	     5,889,777

Cash at end of year ...................................  ..	     $ 2,234

Supplemental cash flow information:
	Cash paid for interest						                                  $ 540,034




The accompanying notes are an integral part of the financial statements.





The Mallard Fund, Inc.

Notes to Financial Statements (unaudited)


1. Organization: The Mallard Fund, Inc. (the "Fund") was organized on October 15, 1996 as a Maryland corporation. The Fund is registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund commenced operations, on May 30,1997, with the sale of 6,927,197 shares of common stock (the "initial shares") through a private placement to the William S. Dietrich II Charitable Remainder Annuity Trust and the William S. Dietrich II Charitable Remainder Unit Trust on May 30, 1997. For federal income tax purposes, the Fund qualifies as a non-publicly held regulated investment company. Accordingly, certain investment expenses will not be deductible by the Fund, but will instead be allocated to the shareholders for purposes of determining the shareholder's taxable income.

Since the private placement was treated as a tax-free exchange, securities received by the Fund maintained the cost basis and holding period as reflected by the trusts prior to the private placement.

Since the Fund's stock will not be readily marketable and may be considered illiquid, the Board of Directors will consider, on an annual basis, the possibility of making tender offers to repurchase all of the stock of the Fund from stockholders at the net asset value per share. There can be no assurance, however, that the Board of Directors will decide to make any tender offers. If the Board of Directors does not make a tender offer to repurchase all of the stock of the Fund by December 31, 2000, the fund will be liquidated as soon as practical thereafter unless the Fund obtains unanimous approval from all stockholders not to liquidate the Fund. Refer to prospectus for full disclosure.

2.  Significant Accounting Policies

A.	Portfolio Valuation:   Investments are stated at value in the accompanying
financial statements.  Shares of open-end funds are valued at their respective net asset values under the 1940 Act. An open-end fund values securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund.  Shares of closed-end funds that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Shares of closed-end funds traded in the
OTC market and listed on NASDAQ are valued at the last trade price on NASDAQ
at   4:00 p.m., New York Time; other shares traded in the OTC market are valued at the last bid price available prior to valuation. Other Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Directors.

The Board of Directors has established general guidelines for calculating fair value of non-publicly traded securities. At September 30, 1998, the Fund held 57.3% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $62,235,800 and fair value of $57,943,949. The net asset value of the Fund is calculated quarterly and at any other times determined by the Board of Directors.

In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investment existed, and the differences could be material.



The Mallard Fund, Inc.

Notes to Financial Statements (unaudited) - continued


B.	Determination of Gains or Losses on Sale of Securities:  Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

C.	Federal Income Taxes:  The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Other:  Security transactions are accounted for on trade date. The Fund records interest income on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E.	Distributions to Shareholders:  The policy of the Fund will be to pay a dividend, commencing after April 1, 1998, annually of at least 10% of the Fund's net asset value based on the most recent net asset value calculated prior to the dividend declaration date and at a higher rate, if necessary, to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or to avoid incurring any tax liability under the excise tax provisions of Section 4982 of the Code.
The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

F.	Use of Estimates in the Preparation of Financial Statements:  The
preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  	Portfolio Transactions:   The following is a summary of the security
transactions for the period ended September 30, 1998:
                                            	 			Proceeds
                                  		Cost of   		from Sales
                                 		Purchases 		or Maturities

Long Term Securities	          	$	 12,508,683	 $	23,632,040

4.	Investment Advisory Services and Payments to Affiliated Persons:  The Fund
receives investment consulting services from Cambridge Associates, Inc. ("Cambridge") pursuant to an investment consulting agreement dated July 1, 1997 (the "Agreement"). Cambridge provides the Fund, on a non-discretionary basis, investment consulting services regarding the Fund's purchase, sale and holding of investment securities. Under the terms of the Agreement, Cambridge receives $87,500 per quarter.

For the period April 1 to August 31, 1998, Rodney Square Management Corporation
 ("RSMC") served as administrator for the Fund. Beginning on September 1, 1998, Arthur Andersen, L.L.P.("AA") will serve as administrator. As administrator, AA provides office facilities, supplies and administrative services and also assists in the preparation of reports to shareholders, proxy statements and filings with the SEC and state securities authorities. AA also performs certain accounting services (including determining the Fund's net asset value per share), financial reporting, and compliance monitoring activities. For the services provided as Administrator, AA receives an annual fee equal to $70,000 from the Fund.


	The Mallard Fund, Inc.

Notes to Financial Statements (unaudited) - continued


American Stock Transfer and Trust Company serves as the Fund's Transfer Agent and Dividend Disbursing Agent on an as needed basis.

Mellon Bank, N.A. ("Mellon") serves as custodian of the Fund's assets. The Fund pays Mellon an annual fee equal to 0.01% of the average daily net assets of the Fund for all assets held in domestic custody. In addition, the Fund reimburses Mellon for its out-of-pocket expenses.

None of the directors affiliated with the Fund receives compensation for his services as a Director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

5.  Transactions with Affiliates:   The William S. Dietrich II Charitable
Remainder Annuity Trust and the William S. Dietrich II Charitable Remainder Unit Trust, affiliates of William S. Dietrich II, the Fund's President and Chief Investment Officer, hold 6,629,327 (79.75%) and 1,683,309 (20.25%), respectively, of the 8,312,636 shares of common stock of the Fund.

6.  Credit Agreement:   The Fund is authorized to borrow money to make
investments in amounts up to 33 1/3% of the value of its total assets (including the amount borrowed) at the time of such borrowings. The Fund has obtained an uncommitted line of credit for up to $50 million from Boston Safe Deposit & Trust Company. Interest is paid on such borrowings generally at a rate equal to the interest rate announced by the Federal Reserve Bank of New York as the average rate on overnight Federal funds transactions plus one-half of 1%. As of September 30, 1998, the Fund had outstanding borrowings of $13,086,188 from the line of credit at an annualized average interest rate of 6.01%.




























	The Mallard Fund, Inc.

Notes to Financial Statements (unaudited) - continued

7.  Restricted Securities:   Certain of the Fund's investments are restricted as
to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value.  The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of September 30, 1998, per share value of the securities, percentage of net assets which the securities comprise and future capital commitments.
    		                                                      %    Future
                # of        Acq.  Fair Value    Cost of  of Net  Capital
	Security	      Shares     Dates at 09/30/98  Investment Assets Commitments

Emerging Markets
Growth Fund, Inc.	332,466 05/30/97 $11,958,792 $21,486,632 11.82% 		  --
Bain Capital	 	  --	      06/11/98	   300,000	  300,000	    0.30%$ 1,200,000
BC European
Capital	         --	      08/04/98     27,086   27,086    	 0.03%	 1,972,914
Blackstone Capital
Ptns. III, L.P.  --	      11/03/97    672,277  707,977	     0.66%  4,327,723
Brookside Capital --  	   07/31/98	   496,793  500,000 	    0.49%  1,500,000
Bulldog Capital
Partners L.P.   	 --	     05/30/97 	2,711,515 1,959,124  	 2.68%		  --
Delphi Ventures
IV, L.P.	         --	     01/28/98 	  934,884 1,000,000 	  0.92%   4,000,000
Dorchester
Partners, L.P.	   --	     05/30/97  2,695,717 2,609,678	  2.66%		   --
Doughty Hanson		 --	      10/31/97	   243,722	  284,844	  0.24%	   2,215,156
Everest Capital
Frontier, L.P.	  --	      05/30/97  3,307,099 10,200,180  3.27% 		   --
Feirstein
Partners, L.P.	 --      	 05/30/97	 6,602,850  4,880,315	  6.53% 		   --
Forum Capital
Partners	       --        05/30/97 	1,031,504  1,069,985   1.02% 		   --
Highfields Capital		  --	 09/30/98 	5,000,000  5,000,000	  4.94%      --
J.H. Whitney
Mezzanine        --       09/24/98 	  240,000    240,000 	 0.24%   1,260,000
J.W. Childs
Equity Ptns.	    --	      06/28/98	    76,001     86,291   0.08%   1,913,709
Lone Redwood     -- 	     12/29/97 	 3,249,172  3,000,000	 3.21% 		   --
Maverick Fund
USA, Ltd.	       -- 	     05/30/97 	 6,511,709  5,077,543  6.44% 	 	   --
Millgate Ptns.   --	      02/01/98	  1,880,785  2,000,000  1.86%		     --
Mt. Everest
QP, L.P.		       --	      10/02/97	  1,843,964  2,000,000  1.82%       --
Murray Ptns		    --	      05/30/97	  2,202,674  2,139,197	  2.18% 		   --
Oppenheimer Emerging
    Market, L.P.  -- 	    03/31/98 	   734,314  2,000,000  0.73%       --
Oracle Ptns. LP	  --	     05/30/97  	3,405,100  3,940,600	 3.37% 	 	   --
Peak Investment,
L.P.		            --	     09/30/97  	2,014,821  2,000,000  1.99% 	 	   --
Sankaty High Yield
Partners, L.P.     -- 	   01/12/98 	   666,800    835,000  0.66%    165,000
Sevin Rosen
Fund VI, L.P.	     --	    03/20/98 	    90,157     97,500	 0.09%    652,500
Spinnaker Technology
Fund, L.P.         --     07/01/97 		4,025,700   3,000,000 3.98% 		   --
Summit Ventures
V, L.P.	           --     03/09/98	    431,549    437,500  0.43%    2,062,500
The Varde Fund
IV-A, L.P.	        --     05/30/97	  3,016,201  3,001,508  2.97% 		   --
Tontine Ptns., L.P --     10/01/97   1,652,710  2,000,000  1.63%      --
Whitney Equity
Partners III, L.P. --     03/12/98	    241,505    279,402	 0.24    2,220,598
Knightsbridge Integrated
Holdings III-Ltd. 3,000   05/30/97   1,637,340   1,562,070 1.62%   1,437,930

Totals					                       $69,902,741  $83,722,432 69.10% $24,928,030

The Fund may incur certain costs in connection with the disposition of the above securities.

8. Year 2000- Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Advisor and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.